Investment securities (Tables)	6 Months Ended
Jun. 30, 2021
Investment securities
end of	2Q21	1Q21	4Q20
Investment securities (CHF million)
Debt securities available-for-sale	794	614	607
Total investment securities	794	614	607

Investment securities by type
Investment securities by type
	2Q21				4Q20
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	3	0	0	3
Foreign governments	32	0	0	32	0	0	0	0
Corporate debt securities	757	4	1	760	593	11	0	604
Debt securities available-for-sale	791	4	1	794	596	11	0	607

Gross unrealized losses on investment securities and the related fair value
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M21	6M20
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	626
Realized gains	0	42

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2Q21 (CHF million, except where indicated)
Due within 1 year	174	174	0.03
Due from 1 to 5 years	2	2	3.81
Due from 5 to 10 years	615	618	0.02
Debt securities available-for-sale	791	794	0.03

Bank
Investment securities
end of	6M21	2020
Investment securities (CHF million)
Debt securities available-for-sale	792	605
Total investment securities	792	605

Investment securities by type
Investment securities by type
	6M21				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	0	0	0	0	1	0	0	1
Foreign governments	32	0	0	32	0	0	0	0
Corporate debt securities	757	4	1	760	594	10	0	604
Debt securities available-for-sale	789	4	1	792	595	10	0	605

Gross unrealized losses on investment securities and the related fair value
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M21	6M20
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	626
Realized gains	0	42

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
end of 6M21	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	174	174	0.03
Due from 5 to 10 years	615	618	0.02
Debt securities available-for-sale	789	792	0.02